Note 13 - Income Tax - Summary of Income (Loss) Before Income Taxes From Continuing Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cayman Islands	$ (6,355)	$ 277	$ (7,371)
Foreign	2,487	2,952	2,236
(LOSS) INCOME BEFORE INCOME TAX	$ (3,868)	$ 3,229	$ (5,135)